WARRANTS - Schedule of Fair value of Warrants Estimated Assumptions (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Offering Placement Agent Warrants
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 0.1395
Expected term (in years)	5 years
Expected volatility	145.00%
Risk-free interest rate	3.60%
Expected dividend yield	0.00%
Common Stock Warrant [Member] | Senior Note Warrants
Subsidiary, Sale of Stock [Line Items]
Expected term (in years)	5 years	5 years
Expected volatility	47.90%	47.90%
Risk-free interest rate	4.00%	4.00%
Expected dividend yield	0.00%	0.00%